Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share Abstract
Earnings per share

Year ended December 31,	2011	2010	2009
(Dollars and shares in thousands,
except earnings per share)
Net income attributable to U.S. Cellular shareholders	$175,041	$136,074	$209,547

Weighted average number of shares used
in basic earnings per share	84,877	86,128	86,946
Effect of dilutive securities:
Stock options	114	89	21
Restricted stock units	344	301	201
Weighted average number of shares used
in diluted earnings per share	85,335	86,518	87,168

Basic earnings per share attributable to
U.S. Cellular shareholders	$2.06	$1.58	$2.41

Diluted earnings per share attributable to
U.S. Cellular shareholders	$2.05	$1.57	$2.40

Summary of antidilutive shares
	2011	2010	2009
(Shares in thousands)
Stock options	1,399	1,771	2,045

Restricted stock units	215	224	193